Employee costs and numbers (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) employee	Dec. 31, 2017 USD ($) employee	Dec. 31, 2016 USD ($) employee
Entity Information [Line Items]
Wages and salaries | $	$ 7,931	$ 7,572	$ 8,456
Social security costs | $	743	711	760
Share-based payments | $	669	624	764
Pension and other post-retirement benefit costs | $	1,154	1,296	1,253
Employee benefits expense | $	10,497	10,203	11,233
Termination payments | $	$ 493	$ 189	$ 545
Average number of employees (employee)	73,700	74,700	77,400
Reportable segments | Upstream
Entity Information [Line Items]
Average number of employees (employee)	17,400	18,400	20,200
Reportable segments | Downstream
Entity Information [Line Items]
Average number of employees (employee)	42,300	42,000	43,200
Other businesses and corporate
Entity Information [Line Items]
Average number of employees (employee)	14,000	14,300	14,000
Service station staff | Reportable segments | Downstream
Entity Information [Line Items]
Average number of employees (employee)	17,100	16,500	15,800
Centralized function employees | Other businesses and corporate
Entity Information [Line Items]
Average number of employees (employee)			800
Centralized function employees | Other businesses and corporate | Upstream and Downstream Segments
Entity Information [Line Items]
Average number of employees reallocated to (from) (employee)			(800)
US
Entity Information [Line Items]
Average number of employees (employee)	13,800	14,200	15,200
US | Reportable segments | Upstream
Entity Information [Line Items]
Average number of employees (employee)	5,900	6,200	6,700
US | Reportable segments | Downstream
Entity Information [Line Items]
Average number of employees (employee)	6,000	6,100	6,600
US | Other businesses and corporate
Entity Information [Line Items]
Average number of employees (employee)	1,900	1,900	1,900
Non-US
Entity Information [Line Items]
Average number of employees (employee)	59,900	60,500	62,200
Non-US | Reportable segments | Upstream
Entity Information [Line Items]
Average number of employees (employee)	11,500	12,200	13,500
Non-US | Reportable segments | Downstream
Entity Information [Line Items]
Average number of employees (employee)	36,300	35,900	36,600
Non-US | Other businesses and corporate
Entity Information [Line Items]
Average number of employees (employee)	12,100	12,400	12,100
Brazil | Agricultural, operational and seasonal | Other businesses and corporate
Entity Information [Line Items]
Average number of employees (employee)	4,000	4,700	4,900